Prepaid Expense and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Prepaid Expense and Other Current Assets [Abstract]
PREPAID EXPENSE AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID EXPENSE AND OTHER CURRENT ASSETS

At March 31, 2026 and December 31, 2025, prepaid expense and other current assets consisted of the following:

	March 31, 2026	December 31, 2025
Prepaid professional fees	$261,155	$67,139
Prepaid directors’ and officers’ liability insurance premium	12,335	10,932
Prepaid NASDAQ listing fee	42,000	-
Deferred offering costs	-	84,652
Finished goods	71,862	74,841
Recoverable value-added tax	11,023	10,863
Others	28,272	33,743
Total	$426,647	$282,170

NOTE 5 – PREPAID EXPENSE AND OTHER CURRENT ASSETS

At December 31, 2025 and 2024, prepaid expense and other current assets consisted of the following:

	December 31, 2025	December 31, 2024
Prepaid professional fees	$67,139	$33,665
Prepaid directors’ and officers’ liability insurance premium	10,932	9,741
Deferred offering costs	84,652	-
Security deposit	443	17,654
Due from broker	81	32,885
Finished goods	74,841	92,230
Recoverable value-added tax	10,863	9,245
Others	33,219	59,664
Total	$282,170	$255,084